Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives	Estimated useful lives are as follows:
Category	Estimated Useful Life
Machinery and equipment	5 to 10 years
Electronic equipment	5 years
Vehicles	5 years
Office equipment	3 to 5 years
Renovation	5 years

Schedule of Intangible Assets, Net

Intangible assets are initially recognized and measured at cost upon acquisition. Separately identifiable intangible assets that have determinable lives continued to be amortized over their estimated economic useful lives using the straight-line method as follows:

Category	Estimated useful lives
Software and others	5 years

Schedule of Revenue Type	The Group mainly recognizes the revenue at the fixed price at the time when the performance obligation is satisfied.
	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
By revenue type:
Out of Home Advertising	429,066	549,040	804,188
Lifestyle Services - Retail Sales	122,363	272,561	323,739
Lifestyle Services (non-retail)	3,170	127	45
Others	14,266	1,104	1,036
Total	568,865	822,832	1,129,008